Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Incremental Assets and Liabilities of Variable Interest Entities Included in Consolidated Financial Statements

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2012 and Dec. 31, 2011, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2012
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$499	$499
Trading assets	10,961	-	10,961
Other assets	520	-	520
Total assets	$11,481	$499	$11,980
Trading liabilities	10,152	-	10,152
Other liabilities	29	461	490
Total liabilities	$10,181	$461	$10,642
Non-redeemable noncontrolling interests	$833	$-	$833

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2011
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$-	$479	$479
Trading assets	10,751	-	10,751
Other assets	596	-	596
Total assets	$11,347	$479	$11,826
Trading liabilities	10,053	-	10,053
Other liabilities	32	443	475
Total liabilities	$10,085	$443	$10,528
Non-redeemable noncontrolling interests	$670	$-	$670

Variable Interest Entity, Not Primary Beneficiary
Schedule of Variable Interest Entities

As of Dec. 31, 2012 and Dec. 31, 2011, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2012			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$100	$-	$100

Non-consolidated VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Trading	$1	$-	$1
Other	41	-	41
Total	$42	$-	$42

Credit Supported | Variable Interest Entity, Primary Beneficiary
Schedule of Variable Interest Entities

At Dec. 31, 2012, BNY Mellon had no remaining consolidated credit supported VIEs. At Dec. 31, 2011, BNY Mellon’s financial statements included certain funds created solely with securities subject to credit support agreements where we agreed to absorb the majority of loss.

Consolidated credit supported VIEs at Dec. 31, 2011			Maximum loss exposure
(in millions)	Assets	Liabilities
Available-for-sale	$14	$-	$14
Other	-	22	10
Total	$14	$22	$24